IMPAIRMENT, RESTRUCTURING AND ONCE OFF COSTS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of impairment charges and inventory provisioning [Abstract]
Schedule of Impairment Charges and Inventory Provisioning
	December 31,	December 31,	December 31,
	2024	2023	2022
	US$’000	US$’000	US$’000
Selling, general & administration expenses
Impairment of PP&E (Note 11)	612	3,772	733
Impairment of goodwill and other intangible assets (Note 12)	1,596	5,833	4,624
Impairment of prepayments (Note 17)	-	-	482
(Reversal)/Impairment of financial assets (Note 13)	(800)	1,500	-

Total impairment loss	1,408	11,105	5,839

Schedule of Restructuring Costs
December 31,
2024
US$’000
Nature of cost
Personnel related costs	1,216
Outsourcing costs	754
Site transfer costs	1,281
Inventory related costs	772
Other restructuring costs	158

Total restructuring costs	4,181